Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Mr. Jianru Yang	Business Development Director of the Company
Mr. Yuchao Lu	Directly hold a 5.05% equity interest in the Company
Ms. Yang Li	Finance Controller of the Company
Lianyungang Zongteng Film Studio	Controlled by Mr. Yuchao Lu
Moxing Shangxing (Beijing) Technology Co., Ltd	Controlled by Mr. Jianru Yang
Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”)	Ms. Yang li is the Finance Controller of Mofy Hainan

Schedule of Transactions with Related Parties	Transactions with related parties
	For the Years Ended September 30,
	2023	2022
	US$	US$
Revenue earned from related parties
Mofy Filming (Hainan) Co., Ltd.	$—	$1,439,596
Moxing Shangxing (Beijing) Technology Co., Ltd(a)	—	1,208,397
	$—	$2,647,993
Service fees charged by related party
Lianyungang Zongteng Film Studio	$—	$10,808
(a)	As of September 30, 2022, the balance of $182,751 (or RMB1,300,000) represented the interest-free loan lend to Moxing Shangxing (Beijing) Technology Co., Ltd. for the working capital purpose, with the maturity date due on August 24, 2023. The loan was fully collected in December 2022.

Schedule of Balances with Related Parties	the balances with related parties were as follows:
	As of September 30,
	2023	2022
	US$	US$
Accounts receivable – related party
Moxing Shangxing (Beijing) Technology Co., Ltd	$—	$298,587

Due from related party
Moxing Shangxing (Beijing) Technology Co., Ltd(a)	$—	$182,751

(a)	As of September 30, 2022, the balance of $182,751 (or RMB1,300,000) represented the interest-free loan lend to Moxing Shangxing (Beijing) Technology Co., Ltd. for the working capital purpose, with the maturity date due on August 24, 2023. The loan was fully collected in December 2022.